UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Damian Resnik
Title:  Chief Compliance Officer
Phone:  (441) 296-0222


Signature, Place and Date of Signing:

/s/ Damian Resnik                 Hamilton, Bermuda         February 12, 2010
----------------------            ------------------        -----------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:   $427,146
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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                                                      FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                             TITLE                          VALUE       SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       (X$1000)     PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
ALCOA INC                     COM              013817101     13,868     860,300 SH          SOLE       NONE       860,300
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206      1,025      25,500 SH          SOLE       NONE        25,500
BANCO MACRO SA                SPON ADR B       05961W105        506      17,000 SH          SOLE       NONE        17,000
BUCYRUS INTL INC NEW          COM              118759109      1,082       19200 SH          SOLE       NONE         19200
CANADIAN SOLAR INC            COM              136635109      9,597     333,000 SH          SOLE       NONE       333,000
CITIGROUP INC                 COM              172967101     29,707   8,975,000 SH          SOLE       NONE     8,975,000
CONSOL ENERGY INC             COM              20854P109      1,564      31,400 SH          SOLE       NONE        31,400
CONTINENTAL AIRLS INC         CL B             210795308      1,934     107,900 SH          SOLE       NONE       107,900
DELTA AIR LINES INC DEL       COM NEW          247361702     10,113     888,700 SH          SOLE       NONE       888,700
DOMTAR CORP                   COM NEW          257559203     10,805     195,000 SH          SOLE       NONE       195,000
FIBRIA CELULOSE S A           SP ADR REP COM   31573A109     19,862     869,600 SH          SOLE       NONE       869,600
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106      5,861     122,400 SH          SOLE       NONE       122,400
FORD MTR CO DEL               COM PAR $0.01    345370860     11,030   1,103,000 SH          SOLE       NONE     1,103,000
IVANHOE MINES LTD             COM              46579N103     10,841     742,000 SH          SOLE       NONE       742,000
JA SOLAR HOLDINGS CO LTD      SPON ADR         466090107     17,854   3,132,300 SH          SOLE       NONE     3,132,300
LAS VEGAS SANDS CORP          COM              517834107      7,067     473,000 SH          SOLE       NONE       473,000
LAUDER ESTEE COS INC          CL A             518439104      9,213     190,500 SH          SOLE       NONE       190,500
MASSEY ENERGY CORP            COM              576206106      1,542      36,700 SH          SOLE       NONE        36,700
MECHEL OAO                    SPONSORED ADR    583840103     29,044   1,543,250 SH          SOLE       NONE     1,543,250
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109     26,197     1409200 SH          SOLE       NONE       1409200
PEABODY ENERGY CORP           COM              704549104      1,483      32,800 SH          SOLE       NONE        32,800
PLUM CREEK TIMBER CO INC      COM              729251108      1,794      47,500 SH          SOLE       NONE        47,500
RANDGOLD RES LTD              ADR              752344309        578       7,300 SH          SOLE       NONE         7,300
SEMICONDUCTOR HLDRS TR        DEP RCPT         816636203     25,170     901,500 SH          SOLE       NONE       901,500
SPDR GOLD TRUST               GOLD SHS         78463V107    125,542   1,169,900 SH          SOLE       NONE     1,169,900
TECK RESOURCES LTD            CL B             878742204      2,658      76,000 SH          SOLE       NONE        76,000
TENARIS S A                   SPONSORED ADR    88031M109      9,285     217,700 SH          SOLE       NONE       217,700
U S AIRWAYS GROUP INC         COM              90341W108      1,916     395,800 SH          SOLE       NONE       395,800
UAL CORP                      COM NEW          902549807      7,977     617,900 SH          SOLE       NONE       617,900
UNITED STATES STL CORP NEW    COM              912909108      6,835     124,000 SH          SOLE       NONE       124,000
VALE S A                      ADR              91912E105     18,466     636,100 SH          SOLE       NONE       636,100
WALTER ENERGY INC             COM              93317Q105      1,469      19,500 SH          SOLE       NONE        19,500
YAHOO INC                     COM              984332106      5,261     313,500 SH          SOLE       NONE       313,500

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